Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net
Schedule of intangible assets, net

			Weighted Average
			Remaining
	As of December 31,		Amortization
	2013	2014	Period in Years
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	9.75
License agreements with SINA	80,660,000	80,660,000	9.75
Exclusive rights with Baidu	45,315,329	45,151,494	0.25
Customer relationship	10,811,555	10,795,384	4.57
Database license	8,300,000	8,300,000	3.25
Non-compete agreements	1,662,410	1,657,256	0.25
Computer software licenses	896,317	898,421	2.39

	254,435,611	254,252,555	9.20
Less: Accumulated amortization
Advertising agency agreement	44,495,832	51,286,536
License agreements with SINA	34,280,500	39,377,764
Exclusive rights with Baidu	34,693,471	43,034,803
Customer relationship	6,030,501	7,530,732
Database license	4,150,001	5,126,472
Non-compete agreements	1,456,950	1,645,402
Computer software licenses	798,216	832,038

Intangible assets subject to amortization, net	128,530,140	105,418,808

Total intangible assets, net	128,530,140	105,418,808